Financial performance (Tables)	12 Months Ended
Jun. 30, 2025
Financial performance [Abstract]
Segment Information
Segment information provided to the CODM:

Segment information	North America						Australia						Total
	2025		2024		2023		2025		2024		2023		2025		2024		2023
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000

Exploration expenditure - non core		(37)		(31)		(45)		-		-		-		(37)		(31)		(45)
Other expenses		(1,899)		(2,383)		(1,356)		(1,888)		(1,467)		(2,328)		(3,787)		(3,850)		(3,684)
Reportable segment loss		(1,936)		(2,414)		(1,401)		(1,888)		(1,467)		(2,328)		(3,824)		(3,881)		(3,729)
Employee benefits and other expenses		(2,680)		(2,407)		(2,043)		(3,692)		(2,937)		(3,924)		(6,372)		(5,344)		(5,967)
Net financing income / (expense)		(3,173)		(1,802)		(25)		3,815		3,202		3,330		642		1,400		3,305
Net loss before income tax		(7,789)		(6,623)		(3,469)		(1,765)		(1,202)		(2,922)		(9,554)		(7,825)		(6,391)

Segment assets
Exploration assets		203,110		187,664		152,226		-		-		-		203,110		187,664		152,226
Other assets		9,443		8,576		5,258		20,988		28,235		48,835		30,431		36,811		54,093
Total assets		212,553		196,240		157,484		20,988		28,235		48,835		233,541		224,475		206,319
Segment liabilities
Payables		2,124		4,442		7,547		390		142		927		2,514		4,584		8,474
Provisions		165		177		167		297		251		201		462		428		368
Borrowings		-		1,200		-		-		-		-		-		1,200		-
Total current liabilities		2,289		5,819		7,714		687		393		1,128		2,976		6,212		8,842
Payables		267		(8)		78		-		50		-		267		42		78
Total non-current liabilities		267		(8)		78		-		50		-		267		42		78
Total liabilities		2,556		5,811		7,792		687		443		1,128		3,243		6,254		8,920
Net assets		209,997		190,429		149,692		20,301		27,792		47,707		230,298		218,221		197,399

Impairment
2025	2024	2023
$’000	$’000	$’000
2.2.	Impairment write-off

Exploration expenditure written off	(37)	(31)	(45)
Total impairment	(37)	(31)	(45)

Other Expenses
2.3.	Other expenses

General and administrative expenses	1,877	1,668	2,751
Consulting and professional costs	1,633	1,922	881
Depreciation and amortization	277	260	52
Total other expenses	3,787	3,850	3,684

Net Finance Income
2.4.	Net finance income / (costs)

Interest income from external providers	608	1,293	1,484
Other revenue	-	-	26
Net foreign exchange gain	45	118	1,811
Finance income	653	1,411	3,321

Bank charges	(9)	(9)	(6)
Net foreign exchange loss	-	-	-
Lease interest	(2)	(2)	(10)
Finance costs	(11)	(11)	(16)
Net finance income / (costs)	642	1,400	3,305

Earnings per Share
2.5.	Earnings per share

	2025	2024	2023
	$’000	$’000	$’000

Earnings used in calculating earnings per share
Basic and diluted loss	(9,554)	(7,825)	(6,391)

Weighted average number of ordinary shares used as the denominator	Number	Number	Number

Issued ordinary shares - opening balance	2,325,614,708	2,098,818,267	2,091,299,420
Effect of shares issued	31,960,803	46,244,015	6,894,635

Weighted average number of ordinary shares	2,357,575,511	2,145,062,282	2,098,194,055

Weighted average number of ordinary shares (diluted)
Weighted average number of ordinary shares at 30 June for basic EPS	2,357,575,511	2,145,062,282	2,098,194,055
Effect of dilution from options and rights on issue	-	-	-
Weighted average number of ordinary shares adjusted for effect of dilution	2,357,575,511	2,145,062,282	2,098,194,055

	Cents	Cents	Cents
Basic loss per share attributable to the ordinary equity holders of the company	(0.41)	(0.36)	(0.30)
Diluted loss per share attributable to the ordinary equity holders of the company	(0.41)	(0.36)	(0.30)